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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  9/30/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

Form 13F File Number: 28-11169
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC

Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Keith S. Marlowe       Bala Cynwyd, PA   November 14, 2008
   -------------------------------  ----------------  -----------------
           [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   29
                                        --------------------

Form 13F Information Table Value Total:             $209,294
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------- ---------------- --------- -------- ----------------------- ------------ ---------- --------------------------
                                                 VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------- ---------------- --------- -------- ---------- ----- ------ ------------ ---------- ---------- -------- ------

ADVANCED MEDICAL
  OPTICS, INC.        CNV             00763MAJ7    7,310 10,100,000  PRN             SOLE                10,100,000
ADVANCED MEDICAL
  OPTICS, INC.        CNV             00763MAK4    7,463 11,437,000  PRN             SOLE                11,437,000
BILL BARRETT CORP.    CNV             06846NAA2    2,685  3,000,000  PRN             SOLE                 3,000,000
BLACKBOARD INC.       CNV             091935AA4    8,809  9,000,000  PRN             SOLE                 9,000,000
BRISTOW GROUP INC.    COM             110394103    1,340     39,600   SH             SOLE                    39,600
CONTINENTAL AIRLS
  INC.                CNV             210795PJ3    5,887  5,600,000  PRN             SOLE                 5,600,000
EARTHLINK INC.        CNV             270321AA0   12,679 11,500,000  PRN             SOLE                11,500,000
EASTMAN KODAK CO.     COM             277461109      277     18,000   SH             SOLE                    18,000
EASTMAN KODAK CO.     CNV             277461BE8   25,006 26,780,000  PRN             SOLE                26,780,000
FOSTER L.B. CO.       COM             350060109      404     13,282   SH             SOLE                    13,282
INTERMUNE INC.        CNV             45884XAC7   14,998 14,000,000  PRN             SOLE                14,000,000
K-V PHARMACEUTICAL
  CO.                 CNV             482740AC1   21,735 21,000,000  PRN             SOLE                21,000,000
NABI BIOPHARM-
  ACEUTICALS          CNV             629519AB5   11,115 12,350,000  PRN             SOLE                12,350,000
NCI BUILDING SYS
  INC.                CNV             628852AG0   11,470 14,500,000  PRN             SOLE                14,500,000
POWERWAVE TECH-
  NOLOGIES INC.       CNV             739363AD1    9,690 16,250,000  PRN             SOLE                16,250,000
SAVVIS INC.           CNV             805423AA8    9,015 15,000,000  PRN             SOLE                15,000,000
SPDR SERIES TRUST     ETF             78464A755      307      6,530   SH             SOLE                     6,530
SPDR TR               ETF             78462F103      580      5,000   SH             SOLE                     5,000
SPDR TR               PUT             78462F103      428      4,000   SH    PUT      SOLE                     4,000
TITAN INTERNATIONAL
  INC.                COM             88830M102      348     16,300   SH             SOLE                    16,300
TRANSOCEAN INC.       CNV             893830AU3    2,356  2,500,000  PRN             SOLE                 2,500,000
UNITED THERAPEUTICS
  CORP.               CNV             91307CAD4   11,009  8,000,000  PRN             SOLE                 8,000,000
VECTOR GROUP LTD.     CNV             92240MAE8   16,172 12,500,000  PRN             SOLE                12,500,000
VECTOR GROUP LTD.     CNV             92240MAH1    1,941  1,500,000  PRN             SOLE                 1,500,000
VERENIUM CORP.        COM             92340P100      118    125,793   SH             SOLE                   125,793
VERTEX PHARM-
  ACEUTICALS INC.     CNV             92532FAM2   12,824  8,500,000  PRN             SOLE                 8,500,000
VIROPHARMA INC.       CNV             928241AH1    9,795 12,000,000  PRN             SOLE                12,000,000
WESTLAKE CHEM CORP.   COM             960413102      263     12,500   SH             SOLE                    12,500
W.R. GRACE & CO.      COM             38388F108    3,270    216,300   SH             SOLE                   216,300